Critical Accounting Estimates and Judgments	6 Months Ended
Jun. 30, 2026
Disclosure Of Accounting Judgements And Estimates [Abstract]
Critical accounting estimates and judgments

3. Critical accounting estimates and judgments

The judgments, estimates, assumptions and risks discussed here reflect updates from the 2025 Annual Financial Statements. For judgments, estimates, assumptions and risks related to other areas not discussed in these condensed interim consolidated financial statements, please refer to Note 4 of the 2025 Annual Financial Statements.

Impairment

As at June 30, 2026, the Company did not identify any indicators of impairment or indicators of impairment losses previously recognized which should be reversed or partially reversed.